Commitments And Contingencies	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Commitments And Contingencies [Abstract]
COMMITMENTS AND CONTINGENCIES
6. COMMITMENTS AND CONTINGENCIES
Legal/Regulatory Proceedings
In May 2022, we filed a base rate review with the PUCT and the cities in our service territory that have retained original jurisdiction over rates. See Note 2 above for additional information regarding that rate review. We are also involved in other legal and administrative proceedings in the normal course of business, the ultimate resolution of which, in the opinion of management, should not have a material effect upon our financial position, results of operations, or cash flows. See Notes 1 and 2 above and Note 7 to Financial Statements in our 2021 Form
10-K
for additional information regarding our regulatory and legal proceedings, respectively.
Leases
As lessee, our leased assets primarily consist of our vehicle fleet and real estate leased for company offices and service centers. Our leases are accounted for as operating leases for GAAP purposes. At September 30, 2022, we had $5 million in GAAP operating leases that are treated as capital leases (referred to as finance leases under current accounting literature) solely for rate-making purposes. We generally recognize operating lease costs on a straight-line basis over the lease term in operating expenses. We are not a lessor to any material lease contracts. See Note 7 to Financial Statements in our 2021 Form
10-K
for additional information on leases.
Sales and Use Tax Audits
We are subject to sales and use tax audits in the normal course of business. Currently, the Texas State Comptroller’s office is conducting sales and use tax audits for audit periods January 2010 through June 2013, July 2013 through December 2017, and January 2018 through June 2022, respectively. No audit reports have been issued for these audits. While the outcome is uncertain, based on our analysis, we do not expect the ultimate resolution of these audits will have a material adverse effect on our financial position, results of operations, or cash flows.

7.COMMITMENTS AND CONTINGENCIES
Leases
General
A lease exists when a contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. As lessee, our leased assets primarily consist of our vehicle fleet and real estate leased for company offices and service centers. Our leases are accounted for as operating leases for GAAP purposes. At December 31, 2021 we had $3 million in GAAP operating leases that are treated as capital leases solely for rate-making purposes. We generally recognize operating lease costs on a straight-line basis over the lease term in operating expenses. We are not a lessor to any material lease contracts.
As of the lease commencement date, we recognize a lease liability for our obligation to make lease payments, which we initially measure at present value using our incremental borrowing rate at the date of lease commencement, unless the rate implicit in the lease is readily determinable. We determine our incremental borrowing rate based on the rate of interest that we would have to pay to borrow an amount equal to the lease payments on a collateralized basis over a similar term in a similar economic environment. We also record a ROU asset for our right to use the underlying asset, which is initially equal to the lease liability and adjusted for any lease payments made at or before lease commencement, lease incentives and any initial direct costs.
Some of our lease agreements contain nonlease components, which represent items or activities that transfer a good or service. We separate lease components from nonlease components, if any, for our fleet vehicle and real estate leases for purposes of calculating the related lease liability and ROU asset.
Certain of our leases include options to extend the lease terms for up to 20 years, while others include options to terminate early. Our lease liabilities and ROU assets are based on lease terms that may include such options to extend or terminate the lease when it is reasonably certain that we will exercise that option.

Short-term Leases
Some of our contracts are short-term leases, which have a lease term of 12 months or less at lease commencement. As allowed by GAAP, we do not recognize a lease liability or ROU ass
e
t arising from short-term leases for all existing classes of underlying assets. We recognize short-term lease costs on a straight-line basis over the lease term.
Lease Obligations, Lease Costs and Other Supplemental Data
The following tables summarize lease information on the consolidated balance sheet at December 31, 2021 and 2020.

	At December 31,
	2021	2020
Operating Leases:
ROU assets:
Operating lease ROU, third-party joint project and other assets	$146	$132

Lease liabilities:
Operating lease and other current liabilities	$37	$29
Operating lease, third-party joint project and other obligations	133	124

Total operating lease liabilities	$170	$153

Weighted-average remaining lease term (in years)	7	7
Weighted-average discount rate	2.5%	2.8%

The components of lease costs and cash paid for amounts included in the measurement of lease liabilities in 2021, 2020 and 2019 were as follows:

	Year Ended December 31,
	2021	2020	2019
Operating lease cost:
Operating lease costs (including amounts allocated to property, plant and equipment)	$51	$42	$40
Short-term lease costs	11	10	34

Total operating lease costs	$62	$52	$74

Operating lease payments:
Cash paid for amounts included in the measurement of lease liabilities	$40	$35	$32

The table below presents the maturity analysis of our lease liabilities and reconciliation to the present value of lease liabilities:

Year	Amount
2022	$40
2023	32
2024	25
2025	17
2026	10
Thereafter	56

Total undiscounted lease payments	180
Less imputed interest	(10)

Total operating lease obligations	$170

Capital Expenditures
As part of the Sempra Acquisition, Oncor has committed to make minimum aggregate capital expenditures equal to at least $7.5 billion over the five year period ending December 31, 2022. Our capital expenditures from January 1, 2018 to December 31, 2021 totaled $8.9 billion.
Sales and Use Tax Audits
We are subject to sales and use tax audits in the normal course of business. We are currently subject to sales and use tax audits conducted by the Texas State Comptroller’s office for audit periods 2010 through June 2013, July 2013 through 2017 and 2018 through 2021. No audit reports have been issued for these audits. While the outcome is uncertain, based on our analysis, the ultimate resolution of these audits should not have a material adverse effect on our financial position, results of operations, or cash flows.
Energy Efficiency Spending
We are required to annually invest in programs designed to improve customer electricity demand efficiencies to satisfy ongoing regulatory requirements. The requirement for the year 2022 is $49 million, which is recoverable through EECRF rates.

Legal/Regulatory Proceedings
We are involved in various legal and administrative proceedings in the normal course of business, the ultimate resolution of which, in the opinion of management, should not have a material effect upon our financial position, results of operations, or cash flows.
Labor Contracts
At December 31, 2021, approximately 17% of our full time employees were represented by a labor union and covered by a collective bargaining agreement that expires in
October 2022
.

Environmental Contingencies
We must comply with environmental laws and regulations applicable to the handling and disposal of hazardous waste. We are in compliance with all current laws and regulations; however, the impact, if any, of changes to existing regulations or the implementation of new regulations is not determinable. The costs to comply with environmental regulations can be significantly affected by the following external events or conditions:

•	changes to existing state or federal regulation by governmental authorities having jurisdiction over control of toxic substances and hazardous and solid wastes, and other environmental matters, and

•	the identification of additional sites requiring clean-up or the filing of other complaints in which we may be asserted to be a potential responsible party.
We have not identified any significant potential environmental liabilities at this time.